Financial instruments-Risk management and fair value - Risk Management and Fair Value - Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost (Detail) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Balance at beginning of year	$ (2,955)	$ (1,312)
(Additions)/Reversal	697	(1,643)
Balance at end of year	$ (2,258)	$ (2,955)